Open Tax Years in Major Jurisdictions (Detail)	12 Months Ended
Dec. 31, 2013
Canada
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Minimum | Netherlands
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2008
Minimum | Czech Republic
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Minimum | United Kingdom
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Minimum | United States
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Minimum | Germany
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2009
Minimum | France
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Minimum | Hong Kong
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Minimum | Cyprus
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Minimum | China
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Minimum | Israel
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Minimum | Switzerland
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Minimum | Australia
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Maximum | Netherlands
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | Czech Republic
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | United Kingdom
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | United States
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | Germany
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | France
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | Hong Kong
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | Cyprus
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | China
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | Israel
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | Switzerland
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Maximum | Australia
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013